Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 202,000	$ 546,000	$ 11,000
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of motor vehicles under lease arrangements	0	$ 0	$ 66,000
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of CGU	$ 0
Key assumptions used in calculating the value in use, discount rate	14.80%